Registration Nos. 2-98326

811-04323

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 147	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 148	☒

(Check appropriate box or boxes.)

NATIXIS FUNDS TRUST I

(Exact Name of Registrant as Specified in Charter)

888 Boylston Street, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2822

Russell Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street

Boston, Massachusetts 02199-8197

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

800 Boylston Street

Boston, Massachusetts 02116

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NATIXIS FUNDS TRUST I

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 147 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 20th day of May, 2019.

NATIXIS FUNDS TRUST I

By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta	President, Chief
David L. Giunta	Executive Officer and Trustee	May 20, 2019

/s/ Michael C. Kardok
Michael C. Kardok	Treasurer	May 20, 2019

Kevin P. Charleston*
Kevin P. Charleston	Trustee	May 20, 2019

Kenneth A. Drucker*
Kenneth A. Drucker	Trustee, Chairperson of the Board	May 20, 2019

Edmond J. English*
Edmond J. English	Trustee	May 20, 2019

Richard A. Goglia*
Richard A. Goglia	Trustee	May 20, 2019

Wendell J. Knox*
Wendell J. Knox	Trustee	May 20, 2019

Martin T. Meehan*
Martin T. Meehan	Trustee	May 20, 2019

Maureen Mitchell*
Maureen Mitchell	Trustee	May 20, 2019

James P. Palermo*
James P. Palermo	Trustee	May 20, 2019

Erik Sirri*
Erik Sirri	Trustee	May 20, 2019

Peter Smail*
Peter Smail	Trustee	May 20, 2019

Cynthia L. Walker*
Cynthia L. Walker	Trustee	May 20, 2019

*By:	/s/ Russell Kane
Russell Kane
Attorney-In-Fact [1]
May 20, 2019

[1]

Powers of Attorney for Kevin P. Charleston, Kenneth A. Drucker, Edmond J. English, David L. Giunta, Richard A. Goglia, Wendell J. Knox, Martin T. Meehan, Maureen B. Mitchell, James P. Palermo, Erik R. Sirri, Peter J. Smail and Cynthia L. Walker dated December 5, 2018, effective December 10, 2018, designating John M. Loder, Russell Kane, Kirk Johnson and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (p)(1) to PEA No. 144 filed on January 28, 2019.

Natixis Funds Trust I

Exhibit Index

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase